UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2010

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited)	January 31, 2010

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 89.6%
CONSUMER DISCRETIONARY — 16.5%
Auto Components — 0.8%
4,943,480	Allison Transmission Inc., Senior Toggle Notes, 11.250% due 11/1/15 (a) (b)	$5,227,730
	Visteon Corp., Senior Notes:
321,000	8.250% due 8/1/10 (c)	148,463
2,874,000	12.250% due 12/31/16 (a)(c)	2,284,830
	Total Auto Components	7,661,023
Automobiles — 0.5%
	Motors Liquidation Co.:
7,855,000	Senior Debentures, 8.375% due 7/15/33 (c)	2,238,675
9,995,000	Senior Notes, 7.200% due 1/15/11 (c)	2,773,612
	Total Automobiles	5,012,287
Diversified Consumer Services — 0.5%
1,090,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	1,013,700
3,286,000	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes, 10.250% due 12/1/17 (a)	3,466,730
	Total Diversified Consumer Services	4,480,430
Hotels, Restaurants & Leisure — 5.8%
2,515,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	2,609,312
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	930,000
468,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	329,940
2,985,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	2,582,025
	El Pollo Loco Inc.:
4,490,000	Senior Notes, 11.750% due 11/15/13	4,198,150
2,530,000	Senior Secured Notes, 11.750% due 12/1/12	2,650,175
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	14,625
	Harrah’s Operating Co. Inc.:
1,100,000	Senior Bonds, 5.625% due 6/1/15	679,250
5,096,000	Senior Notes, 10.750% due 2/1/16	4,242,420
	Senior Secured Notes:
1,154,000	10.000% due 12/15/15	963,590
7,365,000	11.250% due 6/1/17	7,862,137
2,995,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	2,036,600
6,400,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	3,184,000
1,750,000	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/1/15 (a)	1,881,250
	MGM MIRAGE Inc.:
160,000	Senior Notes, 8.500% due 9/15/10	161,600
	Senior Secured Notes:
890,000	10.375% due 5/15/14 (a)	981,225
2,135,000	11.125% due 11/15/17 (a)	2,412,550
2,500,000	Senior Subordinated Notes, 8.375% due 2/1/11	2,415,625
	Mohegan Tribal Gaming Authority:
2,360,000	Senior Secured Notes, 11.500% due 11/1/17 (a)	2,489,800
	Senior Subordinated Notes:
580,000	8.000% due 4/1/12	537,225
420,000	6.875% due 2/15/15	309,750
3,480,000	NCL Corp. Ltd., Senior Secured Notes, 11.750% due 11/15/16 (a)	3,706,200
850,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	871,250
2,355,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	2,372,663
1,800,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.680% due 2/1/14 (a)(e)	1,206,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 5.8% (continued)
	Station Casinos Inc.:
7,305,000	Senior Notes, 6.000% due 4/1/12 (c)(d)	$1,278,375
1,450,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(d)	14,500
750,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17 (a)	761,250
	Total Hotels, Restaurants & Leisure	53,681,487
Household Durables — 0.6%
	American Greetings Corp., Senior Notes:
640,000	7.375% due 6/1/16	633,600
497,000	7.375% due 6/1/16	457,240
1,520,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 1/15/20	1,535,200
2,190,000	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15 (a)	2,228,325
1,021,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12 (d)	995,475
	Total Household Durables	5,849,840
Internet & Catalog Retail — 0.1%
520,000	Netflix Inc., Senior Notes, 8.500% due 11/15/17	551,200
Media — 5.6%
	Affinion Group Inc., Senior Subordinated Notes:
3,270,000	10.125% due 10/15/13	3,339,487
6,740,000	11.500% due 10/15/15	7,009,600
	Cengage Learning Acquisitions Inc.:
785,000	Senior Notes, 10.500% due 1/15/15 (a)	763,413
2,550,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	2,537,250
8,660,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	9,742,500
254,000	CMP Susquehanna Corp., 4.774% due 5/15/14 (a)(d)(e)(f)	88,900
	CSC Holdings Inc.:
1,500,000	Senior Debentures, 7.875% due 2/15/18	1,571,250
2,835,000	Senior Notes, 8.500% due 6/15/15 (a)	3,012,187
	DISH DBS Corp., Senior Notes:
980,000	6.625% due 10/1/14	975,100
5,065,000	7.875% due 9/1/19	5,254,937
2,039,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a) (g)	2,135,853
	NET Servicos de Comunicacao SA, Bonds:
690,000	7.500% due 1/27/20 (a)	703,800
400,000	7.500% due 1/27/20 (a)	408,000
1,695,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	177,975
3,000,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	2,940,000
2,525,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	2,446,094
3,795,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	4,117,575
1,265,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	1,344,063
	Virgin Media Finance PLC:
1,370,000	Senior Bonds, 9.500% due 8/15/16	1,459,050
1,830,000	Senior Notes, 9.125% due 8/15/16	1,912,350
	Total Media	51,939,384
Multiline Retail — 0.6%
	Neiman Marcus Group Inc.:
5,080,978	Senior Notes, 9.000% due 10/15/15 (b)	4,966,656
1,070,000	Senior Secured Notes, 7.125% due 6/1/28	925,550
	Total Multiline Retail	5,892,206
Specialty Retail — 1.5%
2,876,000	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14 (a)	2,113,860

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Specialty Retail — 1.5% (continued)
2,350,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$2,479,250
300,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	328,500
	Michaels Stores Inc.:
5,965,000	Senior Notes, 10.000% due 11/1/14	6,054,475
3,000,000	Senior Subordinated Notes, step bond to yield, 12.498% due 11/1/16	2,497,500
	Total Specialty Retail	13,473,585
Textiles, Apparel & Luxury Goods — 0.5%
4,455,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	5,011,875
	TOTAL CONSUMER DISCRETIONARY	153,553,317
CONSUMER STAPLES — 1.3%
Food Products — 0.6%
1,030,000	Bumble Bee Foods LLC, Senior Secured Notes, 7.750% due 12/15/15 (a)	1,037,725
1,285,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	1,326,762
	Dole Food Co. Inc.:
84,000	Senior Notes, 13.875% due 3/15/14 (a)	100,800
1,400,000	Senior Secured Notes, 8.000% due 10/1/16 (a)	1,456,000
1,130,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	1,235,938
	Total Food Products	5,157,225
Household Products — 0.3%
1,065,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	1,067,663
1,745,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16 (a)	1,766,812
	Total Household Products	2,834,475
Personal Products — 0.1%
1,390,000	Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15 (a)	1,440,388
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
1,860,000	10.000% due 7/15/16 (a)	1,980,900
700,000	10.000% due 7/15/16 (a)	745,500
	Total Tobacco	2,726,400
	TOTAL CONSUMER STAPLES	12,158,488
ENERGY — 12.8%
Energy Equipment & Services — 1.2%
2,750,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14	2,997,500
2,225,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	2,213,875
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,142,137
1,695,000	Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17 (a)	1,754,325
3,015,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	3,030,075
310,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	320,075
	Total Energy Equipment & Services	11,457,987
Oil, Gas & Consumable Fuels — 11.6%
770,000	Adaro Indonesia PT, Notes, 7.625% due 10/22/19 (a)	771,925
2,375,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	2,541,250
2,440,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	2,269,200
7,595,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	7,329,175
2,280,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	2,508,000
	Chesapeake Energy Corp., Senior Notes:
2,000,000	6.625% due 1/15/16	1,955,000
1,420,000	6.500% due 8/15/17	1,366,750
2,500,000	6.250% due 1/15/18	2,381,250
2,870,000	7.250% due 12/15/18	2,870,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 11.6% (continued)
1,365,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16	$1,467,375
6,986,805	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.251% due 4/15/10 (a)(b)(e)(f)	5,694,246
	El Paso Corp.:
493,000	Medium-Term Notes, 7.800% due 8/1/31	492,516
5,200,000	Notes, 7.875% due 6/15/12	5,526,773
620,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	654,100
285,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	283,568
2,565,000	Forest Oil Corp., Senior Subordinated Notes, 8.500% due 2/15/14	2,706,075
130,000	Griffin Coal Mining Co. Pty Ltd., Senior Notes, 9.500% due 12/1/16 (a)(c)	68,250
5,460,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	5,500,950
2,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)(g)	2,261,475
1,720,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)(g)	1,720,000
1,215,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17	1,193,738
2,440,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	2,549,800
3,140,000	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	3,210,650
	OPTI Canada Inc., Senior Secured Notes:
1,820,000	9.000% due 12/15/12 (a)	1,874,600
1,480,000	7.875% due 12/15/14	1,291,300
1,495,000	8.250% due 12/15/14	1,323,075
6,067,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (g)	5,651,313
1,145,000	Petrobras International Finance Co., Senior Notes, 6.875% due 1/20/40	1,157,363
3,435,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	3,598,163
	Petroplus Finance Ltd., Senior Notes:
1,610,000	6.750% due 5/1/14 (a)	1,497,300
320,000	7.000% due 5/1/17 (a)	288,800
	Plains Exploration & Production Co., Senior Notes:
1,975,000	10.000% due 3/1/16	2,202,125
2,260,000	8.625% due 10/15/19	2,395,600
	Quicksilver Resources Inc.:
485,000	Senior Notes, 11.750% due 1/1/16	561,388
3,000,000	Senior Subordinated Notes, 7.125% due 4/1/16	2,861,250
7,890,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	7,978,762
1,750,000	Stone Energy Corp., Senior Notes, 8.625% due 2/1/17	1,750,000
4,870,000	Teekay Corp., Senior Notes, 8.500% due 1/15/20	4,967,400
2,000,000	Tesoro Corp., Senior Notes, 6.250% due 11/1/12	2,025,000
2,515,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,426,975
2,205,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,238,075
3,475,000	Williams Cos. Inc., Senior Notes, 7.625% due 7/15/19	4,177,297
	Total Oil, Gas & Consumable Fuels	107,587,852
	TOTAL ENERGY	119,045,839
FINANCIALS — 12.8%
Capital Markets — 0.1%
2,715,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	580,331
Commercial Banks — 2.1%
1,910,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	1,606,180
1,300,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(e)(h)	1,408,536
	ICICI Bank Ltd., Subordinated Bonds:
1,174,000	6.375% due 4/30/22 (a)(e)(g)	1,097,389
1,170,000	6.375% due 4/30/22 (a)(e)(g)	1,092,106
	Royal Bank of Scotland Group PLC, Subordinated Notes:
1,455,000	5.000% due 11/12/13	1,392,464
620,000	5.050% due 1/8/15	566,104

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Commercial Banks — 2.1% (continued)
	RSHB Capital, Loan Participation Notes:
	Secured Notes:
1,720,000	7.125% due 1/14/14 (a)(g)	$1,838,852
1,320,000	7.125% due 1/14/14 (a)(g)	1,414,248
1,055,000	Senior Secured Bonds, 6.299% due 5/15/17 (a)(g)	1,053,681
	Senior Secured Notes:
1,204,000	7.175% due 5/16/13 (a)(g)	1,290,929
2,010,000	9.000% due 6/11/14 (a)(g)	2,292,807
3,110,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e) (h)	3,032,250
1,100,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(h)	1,177,000
	Total Commercial Banks	19,262,546
Consumer Finance — 5.2%
5,370,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	6,108,375
	Ford Motor Credit Co., LLC, Senior Notes:
1,000,000	9.875% due 8/10/11	1,046,583
1,580,000	7.500% due 8/1/12	1,601,547
18,040,000	12.000% due 5/15/15	20,737,251
	GMAC Inc.:
	Senior Notes:
3,166,000	6.875% due 8/28/12	3,158,085
6,140,000	6.750% due 12/1/14	6,032,550
11,000	Subordinated Notes, 8.000% due 12/31/18	10,505
	GMAC LLC:
4,290,000	Debentures, zero coupon bond to yield 25.750% due 6/15/15	2,520,375
4,210,000	Senior Bonds, zero coupon bond to yield, 27.674% due 12/1/12	3,348,541
	SLM Corp., Medium-Term Notes, Senior Notes:
2,675,000	8.450% due 6/15/18	2,625,360
1,650,000	5.625% due 8/1/33	1,270,031
	Total Consumer Finance	48,459,203
Diversified Financial Services — 3.2%
2,160,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	2,479,123
4,430,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	3,654,750
	CIT Group Inc., Senior Secured Bonds:
371,155	7.000% due 5/1/13	341,463
556,733	7.000% due 5/1/14	500,364
556,733	7.000% due 5/1/15	486,445
1,437,889	7.000% due 5/1/16	1,240,179
8,259,044	7.000% due 5/1/17	7,071,807
	International Lease Finance Corp., Medium-Term Notes, Senior Notes:
390,000	5.750% due 6/15/11	365,708
1,400,000	5.625% due 9/20/13	1,152,886
330,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e) (h)	339,121
	Leucadia National Corp., Senior Notes:
80,000	7.750% due 8/15/13	82,800
3,670,000	8.125% due 9/15/15	3,770,925
	TNK-BP Finance SA:
230,000	6.625% due 3/20/17 (a)	227,700
200,000	7.875% due 3/13/18 (a)	210,000
	Senior Notes:
1,540,000	7.500% due 7/18/16 (a)(g)	1,593,900
1,390,000	7.875% due 3/13/18 (a)(g)	1,447,337
2,200,000	UPC Germany GmbH, Senior Secured Bonds, 8.125% due 12/1/17 (a)	2,233,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Diversified Financial Services — 3.2% (continued)
2,640,000	Vanguard Health Holdings Co., II LLC, Senior Notes, 8.000% due 2/1/18 (a)	$2,590,500
	Total Diversified Financial Services	29,788,008
Insurance — 1.2%
	American International Group Inc.:
1,875,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	1,275,000
4,565,000	Medium-Term Notes, Senior Notes, 5.450% due 5/18/17	3,664,193
	Senior Notes:
920,000	5.050% due 10/1/15	767,193
3,180,000	8.250% due 8/15/18	2,922,007
2,120,000	Everest Reinsurance Holdings Inc., Subordinated Notes, 6.600% due 5/15/37 (e)	1,738,400
1,100,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	1,111,000
	Total Insurance	11,477,793
Real Estate Investment Trusts (REITs) — 0.4%
1,280,000	DuPont Fabros Technology LP, Senior Notes, 8.500% due 12/15/17 (a)	1,318,400
2,500,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,531,250
	Total Real Estate Investment Trusts (REITs)	3,849,650
Real Estate Management & Development — 0.6%
1,297,400	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield, 23.322% due 6/30/15 (a)(d)	360,028
	Realogy Corp.:
5,605,000	Senior Notes, 10.500% due 4/15/14	4,792,275
392,591	Senior Toggle Notes, 11.000% due 4/15/14 (b)	325,851
	Total Real Estate Management & Development	5,478,154
	TOTAL FINANCIALS	118,895,685
HEALTH CARE — 6.0%
Biotechnology — 0.2%
1,470,000	Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16 (a)	1,506,750
Health Care Equipment & Supplies — 0.5%
	Biomet Inc.:
2,150,000	Senior Notes, 10.000% due 10/15/17	2,348,875
1,710,000	Senior Toggle Notes, 10.375% due 10/15/17 (b)	1,872,450
	Total Health Care Equipment & Supplies	4,221,325
Health Care Providers & Services — 5.3%
6,175,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	5,588,375
	HCA Inc.:
1,325,000	Debentures, 7.500% due 11/15/95	1,068,375
15,354,000	Senior Secured Toggle Notes, 9.625% due 11/15/16 (b)	16,313,625
	Tenet Healthcare Corp., Senior Notes:
3,100,000	9.000% due 5/1/15 (a)	3,286,000
5,810,000	10.000% due 5/1/18 (a)	6,478,150
1,470,000	6.875% due 11/15/31	1,190,700
	Universal Hospital Services Inc., Senior Secured Notes:
1,010,000	3.859% due 6/1/15 (e)	868,600
4,840,000	8.500% due 6/1/15 (b)	4,755,300
8,182,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(e)	7,772,900
2,130,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17	2,247,150
	Total Health Care Providers & Services	49,569,175
	TOTAL HEALTH CARE	55,297,250

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
INDUSTRIALS — 10.4%
Aerospace & Defense — 1.2%
340,000	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15 (a)	$360,400
10,225,200	Hawker Beechcraft Acquisition Co., Senior Toggle Notes, 8.875% due 4/1/15 (b)	6,160,683
106,119	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(f)	0
1,395,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,419,413
3,365,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	3,415,475
	Total Aerospace & Defense	11,355,971
Air Freight & Logistics — 0.1%
500,000	TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	543,750
Airlines — 3.0%
790,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	827,525
	Continental Airlines Inc., Pass-Through Certificates:
869,397	8.312% due 10/2/12	838,968
1,930,000	7.339% due 4/19/14	1,826,263
5,000,000	5.983% due 4/19/22	4,837,500
9,280,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	8,560,800
	Delta Air Lines Inc.:
	Pass-Through Certificates:
95,625	7.379% due 5/18/10	95,625
2,135,000	7.711% due 9/18/11	2,113,650
2,182,433	8.954% due 8/10/14	2,043,302
1,488,098	6.821% due 8/10/22	1,454,616
1,150,000	Subordinated Notes, 9.750% due 12/17/16	1,204,625
	Senior Secured Notes:
1,310,000	9.500% due 9/15/14 (a)	1,372,225
1,440,000	12.250% due 3/15/15 (a)	1,497,600
1,080,000	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/1/13 (a)	1,096,200
	Total Airlines	27,768,899
Building Products — 1.5%
4,560,000	Associated Materials Inc., Senior Discount Notes, 11.250% due 3/1/14	4,582,800
	GTL Trade Finance Inc., Senior Notes:
2,260,000	7.250% due 10/20/17 (a)(g)	2,356,050
2,202,000	7.250% due 10/20/17 (a)(g)	2,295,585
3,887,200	Nortek Inc., Senior Secured Notes, 11.000% due 12/1/13	4,100,996
435,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	463,275
	Total Building Products	13,798,706
Commercial Services & Supplies — 1.6%
3,075,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	3,382,500
	Altegrity Inc., Senior Subordinated Notes:
1,060,000	10.500% due 11/1/15 (a)	999,050
4,775,000	11.750% due 5/1/16 (a)	4,309,437
484,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	492,470
1,435,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17 (a)	1,470,875
	RSC Equipment Rental Inc.:
3,215,000	Senior Notes, 9.500% due 12/1/14	3,271,262
1,155,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	1,261,838
	Total Commercial Services & Supplies	15,187,432
Construction & Engineering — 0.4%
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(g)	3,889,600
Electrical Equipment — 0.2%
1,770,000	Coleman Cable Inc., Senior Notes, 9.000% due 2/15/18 (a)	1,756,725

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Machinery — 0.1%
1,390,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	$1,320,500
Marine — 0.4%
510,000	Marquette Transportation Co./Marquette Transportation Finance Corp., Senior Secured Notes, 10.875% due 1/15/17 (a)	512,550
3,110,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14 (a)	3,281,050
	Total Marine	3,793,600
Road & Rail — 1.2%
	Kansas City Southern de Mexico, Senior Notes:
2,329,000	9.375% due 5/1/12	2,398,870
2,905,000	12.500% due 4/1/16	3,409,744
670,000	8.000% due 2/1/18 (a)	663,300
280,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	329,000
3,897,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	4,150,305
	Total Road & Rail	10,951,219
Trading Companies & Distributors — 0.7%
2,255,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,288,825
2,205,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,232,563
2,430,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a) (d)	1,828,575
	Total Trading Companies & Distributors	6,349,963
	TOTAL INDUSTRIALS	96,716,365
INFORMATION TECHNOLOGY — 2.5%
Communications Equipment — 0.5%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	4,315,750
Electronic Equipment, Instruments & Components — 0.2%
	Jabil Circuit Inc., Senior Notes:
1,170,000	7.750% due 7/15/16	1,251,900
150,000	8.250% due 3/15/18	163,875
900,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.875% due 10/15/14	805,500
	Total Electronic Equipment, Instruments & Components	2,221,275
IT Services — 1.3%
3,498,525	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	3,411,062
	First Data Corp., Senior Notes:
3,100,000	5.625% due 11/1/11	2,615,625
515,000	9.875% due 9/24/15	461,462
5,070,000	10.550% due 9/24/15 (b)	4,334,850
1,390,000	GXS Worldwide Inc., Senior Secured Notes, 9.750% due 6/15/15 (a)	1,355,250
	Total IT Services	12,178,249
Semiconductors & Semiconductor Equipment — 0.5%
250,000	Advanced Micro Devices Inc., Senior Notes, 8.125% due 12/15/17 (a)	252,500
	Freescale Semiconductor Inc.:
	Senior Notes:
1,615,000	8.875% due 12/15/14	1,445,425
1,332,443	9.125% due 12/15/14 (b)	1,179,212
1,500,000	Senior Subordinated Notes, 10.125% due 12/15/16	1,222,500
	Total Semiconductors & Semiconductor Equipment	4,099,637
	TOTAL INFORMATION TECHNOLOGY	22,814,911
MATERIALS — 9.4%
Chemicals — 2.4%
4,975,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	5,435,187
1,890,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	1,960,875
3,040,000	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17 (a)	3,138,800

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Chemicals — 2.4% (continued)
1,260,000		Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes, 8.875% due 2/1/18 (a)	$1,220,625
1,753,000	EUR	Kerling PLC, Senior Secured Notes, 10.625% due 1/28/17 (a)(f)	2,494,353
1,925,000		Solutia Inc., Senior Notes, 8.750% due 11/1/17	2,045,313
5,955,000		Terra Capital Inc., Senior Notes, 7.750% due 11/1/19 (a)	6,222,975
		Total Chemicals	22,518,128
Construction Materials — 0.0%
145,000		Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14 (a)	152,975
Containers & Packaging — 0.9%
1,455,000		Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15 (a)	1,476,825
925,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	980,500
2,100,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
2,880,000		Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13	3,038,400
2,930,000		Viskase Cos. Inc., Senior Secured Notes, 9.875% due 1/15/18 (a)	2,944,650
		Total Containers & Packaging	8,440,375
Metals & Mining — 2.7%
		Evraz Group SA, Notes:
1,590,000		8.875% due 4/24/13 (a)(g)	1,635,712
680,000		9.500% due 4/24/18 (a)	706,350
4,875,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	5,045,625
		Novelis Inc., Senior Notes:
2,100,000		7.250% due 2/15/15	2,000,250
565,000		11.500% due 2/15/15	614,438
1,820,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	2,327,840
5,220,000		Ryerson Holding Corp., Senior Discount Notes, zero coupon bond to yield, 16.311% due 2/1/15 (a)	2,381,625
575,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	599,438
		Teck Resources Ltd., Senior Secured Notes:
1,355,000		9.750% due 5/15/14	1,554,862
1,000,000		10.250% due 5/15/16	1,147,500
		Vale Overseas Ltd., Notes:
1,284,000		8.250% due 1/17/34 (g)	1,511,014
3,268,000		6.875% due 11/21/36 (g)	3,372,135
2,070,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)(g)	2,209,725
		Total Metals & Mining	25,106,514
Paper & Forest Products — 3.4%
4,296,049		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)	4,424,931
		Appleton Papers Inc., Senior Secured Notes:
3,160,000		10.500% due 6/15/15 (a)	3,097,906
5,530,000		11.250% due 12/15/15 (a)(f)	5,032,300
3,210,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	3,450,750
5,040,000		NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	4,901,400
1,070,000		PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	1,184,416
1,935,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,712,475
		Verso Paper Holdings LLC, Senior Secured Notes:
3,565,000		11.500% due 7/1/14 (a)	3,850,200
3,600,000		9.125% due 8/1/14	3,415,500
		Total Paper & Forest Products	31,069,878
		TOTAL MATERIALS	87,287,870
TELECOMMUNICATION SERVICES — 9.8%
Diversified Telecommunication Services — 5.8%
		Axtel SAB de CV, Senior Notes:
4,740,000		7.625% due 2/1/17 (a)(g)	4,657,050
370,000		7.625% due 2/1/17 (a)(g)	364,450

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Diversified Telecommunication Services — 5.8% (continued)
2,880,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	$3,117,600
1,305,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	995,063
5,441,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	544
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,054,938
25,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	25,625
3,140,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.892% due 2/1/15	3,253,825
	Intelsat Jackson Holdings Ltd., Senior Notes:
6,275,000	9.500% due 6/15/16	6,651,500
5,755,000	11.500% due 6/15/16	6,157,850
	Level 3 Financing Inc., Senior Notes:
65,000	9.250% due 11/1/14	61,263
3,000,000	8.750% due 2/15/17	2,722,500
1,820,000	10.000% due 2/1/18 (a)	1,710,800
3,135,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	3,354,450
3,625,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	3,770,000
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(g)	2,325,450
700,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	744,625
3,653,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	3,954,372
3,260,000	Wind Acquisition Holdings Finance SpA, Senior Notes, 12.250% due 7/15/17 (a)	3,145,900
4,370,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	4,506,562
	Total Diversified Telecommunication Services	53,574,367
Wireless Telecommunication Services — 4.0%
3,130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a) (b) (d)	3,754,557
5,180,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	5,238,275
	Sprint Capital Corp., Senior Notes:
1,450,000	7.625% due 1/30/11	1,477,188
5,355,000	8.375% due 3/15/12	5,475,487
10,525,000	8.750% due 3/15/32	9,525,125
11,515,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)(g)	11,630,150
	Total Wireless Telecommunication Services	37,100,782
	TOTAL TELECOMMUNICATION SERVICES	90,675,149
UTILITIES — 8.1%
Electric Utilities — 3.6%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(g)	3,124,800
4,380,000	Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes, 9.681% due 7/2/26	4,664,700
33,170,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	26,121,375
	Total Electric Utilities	33,910,875
Gas Utilities — 0.1%
467,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	471,670
Independent Power Producers & Energy Traders — 4.3%
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	1,964,125
1,000,000	7.750% due 3/1/14	1,007,500
3,535,000	8.000% due 10/15/17	3,579,187
1,100,000	Colbun SA, Senior Notes, 6.000% due 1/21/20 (a)	1,103,323

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Independent Power Producers & Energy Traders — 4.3% (continued)
	Dynegy Holdings Inc.:
3,975,000	Senior Debentures, 7.625% due 10/15/26	$3,040,875
1,210,000	Senior Notes, 7.750% due 6/1/19	974,050
4,100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	4,059,000
	Edison Mission Energy, Senior Notes:
2,890,000	7.750% due 6/15/16	2,499,850
1,405,000	7.200% due 5/15/19	1,095,900
4,605,000	7.625% due 5/15/27	3,407,700
6,650,000	Energy Future Holdings Corp., Senior Notes, 10.875% due 11/1/17	5,286,750
1,595,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	1,479,363
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
585,916	9.125% due 6/30/17	609,352
2,143,448	10.060% due 12/30/28	2,304,206
1,360,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,360,000
	NRG Energy Inc., Senior Notes:
2,750,000	7.250% due 2/1/14	2,767,187
705,000	7.375% due 2/1/16	703,238
1,310,000	7.375% due 1/15/17	1,305,088
1,625,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	1,555,938
	Total Independent Power Producers & Energy Traders	40,102,632
Multi-Utilities — 0.1%
740,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	802,900
	TOTAL UTILITIES	75,288,077
	TOTAL CORPORATE BONDS & NOTES (Cost — $795,658,095)	831,732,951
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
2,324,906	Countrywide Home Loan Mortgage Pass-Through Trust, 2.343% due 4/20/35 (e)
	(Cost - $1,424,185)	1,234,292
COLLATERALIZED SENIOR LOANS — 2.5%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
785,242	Idearc Inc., Term Loan, 11.000% due 3/31/10 (c)(e)(i)(j)	742,987
4,000,000	Newsday LLC, Term Loan, 10.500% due 7/15/10 (e)(i)(j)	4,303,332
	TOTAL CONSUMER DISCRETIONARY	5,046,319
ENERGY — 0.8%
Energy Equipment & Services — 0.6%
5,557,815	Turbo Beta Ltd., Term Loan, 14.500% due 5/13/10 (d)(e)(i)(j)	4,890,877
Oil, Gas & Consumable Fuels — 0.2%
279,613	Ashmore Energy International, Synthetic Revolving Credit Facility, 3.231% due 2/26/10 (e)(i)(j)	258,992
1,902,435	Ashmore Energy International, Term Loan, 3.251% due 3/31/10 (e)(i)(j)	1,762,130
	Total Oil, Gas & Consumable Fuels	2,021,122
	TOTAL ENERGY	6,911,999
FINANCIALS — 0.6%
Diversified Financial Services — 0.2%
2,000,000	CIT Group Inc., Term Loan, 13.000% due 2/1/10 (e)(i)(j)	2,067,084
Real Estate Management & Development — 0.4%
3,500,000	Realogy Corp., Term Loan, 13.500% due 4/15/10 (e)(i)(j)	3,821,563
	TOTAL FINANCIALS	5,888,647
INDUSTRIALS — 0.3%
Airlines — 0.3%
3,028,283	United Airlines Inc., Term Loan B, 2.250% due 4/28/10 (e)(i)(j)	2,464,895

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†		Security	Value
Trading Companies & Distributors — 0.0%
2,664,344		Penhall International Corp., Term Loan, 9.631% due 4/1/10 (e)(i)(j)	$199,826
		TOTAL INDUSTRIALS	2,664,721
MATERIALS — 0.1%
Chemicals — 0.1%
698,621		Lyondell Chemical Co., Term Loan, 3.731% - 7.000% due 2/26/10 (e)(i)(j)	507,955
TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
2,000,000		Level 3 Communications Inc., Term Loan, 11.500% due 4/15/10 (e)(i)(j)	2,166,250
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $24,876,137)	23,185,891
CONVERTIBLE BONDS & NOTES — 0.4%
INDUSTRIALS — 0.4%
Airlines — 0.0%
220,000		AMR Corp., Senior Notes, 6.250% due 10/15/14	215,600
Marine — 0.4%
4,500,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	3,870,000
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $4,092,263)	4,085,600
SOVEREIGN BONDS — 3.8%
Argentina — 0.4%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (c)	789,539
300,000	EUR	9.000% due 6/20/03 (c)	174,913
250,000	EUR	10.250% due 1/26/07 (c)	151,487
275,000	EUR	8.000% due 2/26/08 (c)	162,246
665,000		Bonds, 7.000% due 9/12/13	561,981
97,000	EUR	GDP Linked Securities, 0.000% due 12/15/35 (e)	6,598
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (c)	685,077
600,000	EUR	8.125% due 10/4/04 (c)	339,415
525,000	EUR	9.000% due 5/24/05 (a)(c)	306,098
		Total Argentina	3,177,354
Brazil — 1.2%
		Brazil Nota do Tesouro Nacional, Notes:
1,301,000	BRL	10.000% due 7/1/10	691,913
19,097,000	BRL	10.000% due 1/1/12	9,826,376
1,157,000	BRL	10.000% due 1/1/17	529,159
		Total Brazil	11,047,448
Colombia — 0.1%
495,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	555,638
Hungary — 0.1%
1,020,000		Republic of Hungary, Senior Notes, 6.250% due 1/29/20	1,026,834
Indonesia — 0.4%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	1,214,649
7,031,000,000	IDR	11.000% due 9/15/25	815,559
6,948,000,000	IDR	10.250% due 7/15/27	753,099
8,327,000,000	IDR	Bonds, 9.750% due 5/15/37	833,052
		Total Indonesia	3,616,359

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount†	Security	Value
Panama — 0.5%
	Republic of Panama:
1,097,000	9.375% due 4/1/29 (g)	$1,459,010
3,370,000	6.700% due 1/26/36 (g)	3,496,375
	Total Panama	4,955,385
Russia — 0.0%
329,940	Russian Foreign Bond-Eurobond, Senior Bonds, 7.500% due 3/31/30 (a)	372,040
Turkey — 0.6%
	Republic of Turkey:
490,000	7.000% due 6/5/20 (g)	534,100
1,175,000	11.875% due 1/15/30 (g)	1,865,313
594,000	Bonds, 7.000% due 9/26/16 (g)	657,855
2,784,000	Notes, 6.875% due 3/17/36 (g)	2,777,040
	Total Turkey	5,834,308
United Arab Emirates — 0.1%
1,060,000	MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14 (a)	1,105,614
Venezuela — 0.4%
	Bolivarian Republic of Venezuela:
3,370,000	5.750% due 2/26/16 (a)(g)	2,392,700
1,164,000	Collective Action Securities, 9.375% due 1/13/34 (g)	817,710
	Total Venezuela	3,210,410
	TOTAL SOVEREIGN BONDS (Cost — $34,204,397)	34,901,390

Shares
COMMON STOCKS — 1.5%
CONSUMER DISCRETIONARY — 0.9%
Media — 0.9%
187,249	Charter Communications Inc. (f) *	5,735,437
88,573	Charter Communications Inc., Class A Shares *	2,712,991
6,947	SuperMedia Inc. *	252,255
	TOTAL CONSUMER DISCRETIONARY	8,700,683
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
20,408	SemGroup Corp., Class A Shares *	484,681
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
31,948	CIT Group Inc. *	1,016,592
INDUSTRIALS — 0.0%
Building Products — 0.0%
7,072	Nortek Inc. *	279,362
MATERIALS — 0.4%
Chemicals — 0.4%
212,078	Georgia Gulf Corp. *	3,255,397
	TOTAL COMMON STOCKS (Cost — $16,665,856)	13,736,715
CONVERTIBLE PREFERRED STOCKS — 1.0%
FINANCIALS — 1.0%
Diversified Financial Services — 1.0%
6,812	Bank of America Corp., 7.250%	6,164,860
33,500	Citigroup Inc., 7.500% due 12/15/12*	3,502,090
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $9,929,053)	$9,666,950

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
2,025,000	Pillowtex Corp., 9.000% due 12/15/49 (c)(d)(f) (Cost - $0)	$0
PREFERRED STOCKS — 1.0%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
101,500	Corts-Ford Motor Co., 7.400%	2,126,425
1,800	Corts-Ford Motor Co., 8.000%	39,690
2,700	Ford Motor Co., Series F, 7.550%	55,134
	Total Automobiles	2,221,249
Media — 0.0%
59,329	CMP Susquehanna Radio Holdings Corp., 0.000% (a)(d)(e)(f)*	59
7	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0
	Total Media	59
	TOTAL CONSUMER DISCRETIONARY	2,221,308
FINANCIALS — 0.7%
Commercial Banks — 0.3%
105,775	Santander Finance Preferred SA Unipersonal, 10.500%	2,982,855
Consumer Finance — 0.2%
2,521	GMAC Inc., 7.000% (a)	1,801,885
Diversified Financial Services — 0.2%
8,200	Preferred Plus, Series FMC1 Trust, 8.250%	180,482
12,600	Preferred Plus, Trust, Series FRD-1, 7.400%	254,646
69,100	Saturns, Series F 2003-5, 8.125%	1,547,840
		1,982,968
Thrifts & Mortgage Finance — 0.0%
84,700	Federal National Mortgage Association (FNMA), 8.250% *	93,170
	TOTAL FINANCIALS	6,860,878
	TOTAL PREFERRED STOCKS (Cost — $9,264,842)	9,082,186

Warrants
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	508,750
3,488	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	35
4,877	Charter Communications Inc., Expires 11/30/14*	34,258
67,797	CNB Capital Trust, Expires 3/23/19(a)(d)(f)*	67
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(d)(f)*	0
8,427	Nortek Inc., Expires 12/7/14(f)*	107,448
21,482	SemGroup Corp., Expires 11/30/14(d)*	112,779
1	Turbo Beta Ltd., Expires 11/1/14(d)(f)*	0
	TOTAL WARRANTS (Cost — $119,065)	763,337
	TOTAL INVESTMENTS — 100.0% (Cost — $896,233,893#)	928,389,312

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2010

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of January 31, 2010.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	The date shown represents the last in range of interest reset dates.
(j)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EUR	- Euro
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	OJSC	- Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$820,917,505	$10,815,446	$831,732,951
Collateralized mortgage obligations	—	1,234,292	—	1,234,292
Collateralized senior loans	—	23,185,891	—	23,185,891
Convertible bonds & notes	—	4,085,600	—	4,085,600
Sovereign bonds	—	34,901,390	—	34,901,390
Common stocks:
Consumer discretionary	$2,965,246	5,735,437	—	8,700,683
Energy	—	484,681	—	484,681
Other common stocks	4,551,351	—	—	4,551,351
Convertible preferred stocks	9,666,950	—	—	9,666,950
Escrowed shares	—	—	0	0
Preferred stocks:
Consumer discretionary	2,221,249	—	59	2,221,308
Financials	5,058,993	1,801,885	—	6,860,878
Warrants	—	655,787	107,550	763,337
Total investments	$24,463,789	$893,002,468	$10,923,055	$928,389,312
Other financial instruments:
Forward foreign currency contracts	—	$47,014	—	$47,014
Reverse repurchase agreements	—	(53,193,708)	—	(53,193,708)
Total other financial instruments	—	(53,146,694)	—	(53,146,694)
Total	$24,463,789	$839,855,774	$10,923,055	$875,242,618

† See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET BACKED SECURITIES	COMMON STOCKS	ESCROWED SHARES	PREFERRED STOCK	WARRANTS	TOTAL
Balance as of April 30, 2009	$2,705,414	$0	$0	$0	$25,215	$1,864	$2,732,493
Accrued premiums/discounts	126,516	—	—	—	—	—	126,516
Realized gain/(loss)(1)	(99,233)	(3,942,677)	(4,225,322)	—	—	(60,715)	(8,327,947)
Change in unrealized appreciation (depreciation)(2)	(859,930)	3,942,677	4,233,217	—	(25,156)	58,953	7,349,761
Net purchases (sales)	6,490,732	—	(7,895)	—	—	107,448	6,590,285
Net transfers in and/or out of Level 3	2,451,947	—	—	—	—	—	2,451,947
Balance as of January 31, 2010	$10,815,446	—	—	$0	$59	$107,550	$10,923,055
Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2010(2)	$(1,358,837)	—	—	—	$(25,156)	$(1,762)	$(1,385,755)

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will

Notes to Schedule of Investments (unaudited) (continued)

maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,314,838
Gross unrealized depreciation	(51,159,419)
Net unrealized appreciation	$32,155,419

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2010 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$48,592,299	1.724%	$55,977,131

* Average based on number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.000% to 3.250% during the period ended January 31, 2010. Interest expense incurred on reverse repurchase agreements totaled $642,417.

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2010, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$3,082,421	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $4,740,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $4,837,763	$3,082,421

1,154,593	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29; Market value (including accrued interest) $1,493,762	1,154,593

909,742	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,204,000 RSHB Capital, 7.175% due 5/16/13; Market value (including accrued interest) $1,309,304	909,742

1,616,040	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $2,010,000 RSHB Capital, 9.000% due 6/11/14; Market value (including accrued interest) $2,318,650	1,616,040

1,531,613	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) $1,871,865	1,531,613

2,294,294	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $2,784,000 Republic of Turkey, 6.875% due 3/17/36; Market value (including accrued interest) $2,849,476	2,294,294

1,086,778	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.000% to be repurchased at $1,091,366 on 3/15/10, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) $1,515,403	1,086,778

1,256,490	Reverse Repurchase Agreement with Credit Suisse, dated 10/14/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market value (including accrued interest) $2,128,823	1,256,490

2,324,036	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) $3,971,284	2,324,036

595,270	Reverse Repurchase Agreement with Credit Suisse, dated 10/21/09 bearing 2.500% to be repurchased at an amount and date to be determined, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $823,438	595,270

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$2,698,022	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.250% to be repurchased at $2,707,671 on 2/10/10, collateralized by: $3,370,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) $3,500,117	$2,698,022

4,610,313	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $6,067,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) $5,704,316	4,610,313

1,214,908	Reverse Repurchase Agreement with Credit Suisse, dated 11/20/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,802,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $1,915,912	1,214,908

1,254,012	Reverse Repurchase Agreement with Credit Suisse, dated 11/20/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,860,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $1,977,579	1,254,012

4,071,200	Reverse Repurchase Agreement with Credit Suisse, dated 12/22/09 bearing 1.500% to be repurchased at $4,079,682 on 2/10/10, collateralized by: $7,000,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $7,167,163	4,071,200

2,343,156	Reverse Repurchase Agreement with Credit Suisse, dated 12/22/09 bearing 1.000% to be repurchased at $2,348,558 on 3/15/10, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $3,416,822	2,343,156

1,518,185	Reverse Repurchase Agreement with Credit Suisse, dated 12/22/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $3,370,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) $2,476,131	1,518,185

731,402	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value $1,116,716	731,402

861,408	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 RSHB Capital, 6.299% due 5/15/17; Market value $1,068,000	861,408

1,132,560	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/13/09 bearing 1.750% to be repurchased at an amount and date to be determined, collateralized by: $1,320,000 RSHB Capital, 7.125% due 1/14/14; Market value $1,418,925	1,132,560

527,730	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/23/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value $539,565	527,730

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$632,610	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/23/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value $672,557	$632,610

312,650	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/23/09 bearing 1.500% to be repurchased at an amount and date to be determined, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value $378,556	312,650

1,293,600	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,540,000 TNK-BP Finance SA, 7.500% due 7/18/16; Market value $1,598,367	1,293,600

1,146,750	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,390,000 TNK-BP Finance SA, 7.875% due 3/13/18; Market value $1,489,973	1,146,750

798,525	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value $1,111,368	798,525

1,431,900	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.000% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 LUKOIL International Finance BV, 6.356% due 6/7/17; Market value $1,736,819	1,431,900

1,548,000	Reverse Repurchase Agreement with UBS Securities LLC, dated 9/10/09 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 RSHB Capital, 7.125% due 1/14/14; Market value $1,906,221	1,548,000

2,530,800	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value $3,189,877	2,530,800

1,327,650	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market value $1,674,480	1,327,650

1,759,500	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.450% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 KazMunaiGaz Finance Sub B.V., 8.375% due 7/02/33; Market value $2,275,842	1,759,500

1,892,550	Reverse Repurchase Agreement with UBS Securities LLC, dated 10/13/09 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market value $2,360,866	1,892,550

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,705,000	Reverse Repurchase Agreement with UBS Securities LLC, dated 1/15/10 bearing 0.700% to be repurchased at an amount and date to be determined, collateralized by: $2,000,000 Globo Communicacoes e Participacoes SA, 7.250% due 4/26/22; Market value $2,134,038	$1,705,000

	Total Reverse Repurchase Agreements
	(Proceeds – $53,193,708)	$53,193,708

At January 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	1,742,359	$2,418,651	2/17/10	$47,014

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2010.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Foreign Exchange Contracts	$47,014

The Fund had average market values of $241,865 in forward foreign currency contracts to sell.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  March 25, 2010